Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss for the year	$ (2,656,304)	$ (3,313,346)	$ (2,158,065)
Items not affecting cash:
Amortization	112,115	117,274	139,694
Fair value adjustment on derivative warrant liability	(564,000)	(1,035,105)	(3,641,403)
Impairment of intangible assets	1,833
Share-based payments	25,155	122,527	120,984
Transaction costs on derivative warrant liability		279,031
Unrealized foreign exchange (gain) loss	(23,739)	34,178	(13,634)
Changes in non-cash operating assets and liabilities:
Accounts receivable	(62,535)	43,074	21,041
Prepaid expenses	162,803	208,166	142,654
Accounts payable and accrued liabilities	235,949	(134,447)	(1,194,436)
Cash flows from (used in) operating activities	(2,768,723)	(3,678,648)	(6,583,165)
Investing activities
Acquisition of intangible assets	(55,223)	(38,924)	(42,052)
Acquisition of equipment			(4,311)
Deferred acquisition costs	(239,730)
Cash flows from (used in) investing activities	(294,953)	(38,924)	(46,363)
Financing activities
Pre-funded warrants and warrants exercised	14	16,573	296
Payment of lease obligation	(89,572)	(69,723)	(66,089)
Cash share issuance costs	(738,433)	(667,883)	(295,251)
Proceeds from issuance of equity instruments	2,255,535	3,500,542
Net cash flows from (used in) financing activities	1,427,544	2,779,509	(361,044)
Effect of foreign exchange loss (gain) on cash	26,997	(35,953)	4,041
Decrease in cash	(1,609,135)	(974,016)	(6,986,531)
Cash, beginning of year	2,473,649	3,447,665	10,434,196
Cash, end of year	864,514	2,473,649	$ 3,447,665
Supplemental Cash Flow and Non-Cash Investing and Financing Activities Disclosure
Fair value of agent's warrants	38,484
Derivative warrant liability reclassified to share capital on exercise of warrants		5,244
Recognition of right-of-use asset	88,074	96,998
Deferred financing costs reclassified to share capital and transaction costs on derivative warrant liability		$ 166,344
Share issuance costs in accounts payable	113,299
Deferred acquisition costs in accounts payable	$ 54,073